Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-based payments
Schedule of total expenses arising from share-based payment transactions

in EUR k	2022	2021	2020
Expenses arising from equity-settled share-based payment transactions
- ESOP 2019, including replacement by RSUs	2,376	7,000	2,105
- Grants to management board and employees	852	985	3,486
- Supervisory board grant	—	50	67
- Reversals	(3,244)	—	—
Total expenses arising from share‑based payment transactions	(16)	8,035	5,658

Chief Executive Officer
Share-based payments
Schedule of key assumptions used to derive the option value

	February 1, 2022
	Tranche 1	Tranche 2
Share price at grant date (USD)	4.42	4.42
Vesting hurdle	12	15
Date to reach vesting hurdle	January 1, 2024	January 1, 2024
Expected volatility	80%	80%
Risk-free rate	1.1%	1.1%
Time to vesting hurdle year	1.91	1.91
Dividend yield	nil	nil

CFO
Share-based payments
Schedule of key assumptions used to derive the option value

	May 27, 2022
	Tranche 1	Tranche 2
Share price at grant date (USD)	2.70	2.70
Vesting hurdle	12	15
Date to reach vesting hurdle	February 1, 2024	February 1, 2024
Expected volatility	80%	80%
Risk-free rate	2.2%	2.2%
Time to vesting hurdle year	1.68	1.68
Dividend yield	nil	nil

Equity share option 2017 and 2019
Share-based payments
Schedule of key assumptions used to derive the option value

	2019
	ESOP 2017	ESOP 2019
Exercise price (EUR)	0.12	12.58
Share price at grant date (EUR)	12.58	12.58
Volatility (%)	70	70
Risk‑free interest rate (%)	(0.7)	(0.7)
Dividend yield (%)	nil	nil
Option term (years)	10	10

Equity share option 2017 (Equity settled)
Share-based payments
Schedule of share option activity

	2022		2021
	Number	WAEP	Number	WAEP
Outstanding as of January 1	357,440	0.12	549,005	0.12
Granted during the year	—	0.12	—	0.12
Cancelled during the year	—	0.12	—	0.12
Exercised during the year	(29,509)	0.12	(191,565)	0.12
Outstanding as of December 31	327,931	0.12	357,440	0.12
Vested as of December 31	327,931	0.12	357,440	0.12
Exercisable as of December 31	327,931	0.12	357,440	0.12

Equity share option 2019 (Equity settled)
Share-based payments
Schedule of share option activity

	2022		2021
	Number	WAEP	Number	WAEP
Outstanding as of January 1	300,000	—	300,000	—
Cancelled during the year	—	—	—	—
Replacement awards granted during the year	—	—	—	—
Granted during the year	—	—	—	—
Exercised during the year	(300,000)	1.0	—	—
Outstanding as of December 31	—	—	300,000	—
Vested as of December 31	—	—	200,000	—
Exercisable as of December 31	—	—	200,000	—

2019 Plan
Share-based payments
Summary of awards granted

Award Type (2019 Plan)	Market/ Performance Based Vesting Conditions	Number of Awards	Vesting Conditions	Expiration Date
RSUs	No	284,788	Four equal annual tranches over a four-year period starting on the grant date	10th anniversary of Grant Date
RSUs	Yes	174,394	Four equal tranches over a four-year period, starting February 1, 2023 on each anniversary of the grant date once the market/performance condition is met.	10th anniversary of Grant Date
RSUs	Yes	424,799	Will vest in full once the market/performance condition is met	10th anniversary of Grant Date
SGAs	No	425,093	Four equal tranches over a four-year period, starting within 1 year after grant date and on each anniversary thereafter	10th anniversary of Grant Date

Schedule of key assumptions used to derive the option value

	2021 Fair Value assumptions				2022 Fair Value assumptions
	Options	Add. Options	Options	Options	Performance	Change of Control	Performance	Change of Control
	Mr. Modig and	Mr. Modig	Mr. Kim	2019 Plan	Based RSUs	Based RSUs	Based RSUs	Based RSUs
	Mr.Sheldon				Mrs. Stratton	Mrs. Stratton	Mr. Coego Ríos	Mr. Coego Ríos
Exercise price (USD)	9.92	14.00	11.60	12.52	12.00/15.00	=>5 to <=15	12.00/15.00	=>5 to <=15
Share price at grant date (USD)	10.01	10.01	10.80	12.54	4.42	4.42	2.70	2.70
Volatility (%)	75	75	75	75	80	85	80	80
Risk‑free interest rate (%)	1.7	1.7	1.7	1.9	1.1	1.1	2.2	2.2
Dividend yield (%)	nil	nil	nil	nil	nil	nil	nil	nil
Expected contractual life (years)	10.0	10	9	10	10	10	10	10
Weighted average fair value (USD)	7.86	7.45	8.21	7.36	2.10/1.60	1.45/1.71	0.50/0.35	0.84/0.65